Condensed Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $7,723 and $14,133 for the three and six months ended June 30, 2015, respectively, and $6,406 and $12,532 for the three and six months ended June 30, 2014, respectively)	$ 56,473	$ 55,178	$ 113,259	$ 112,676
Time charter and voyage expenses	(1,477)	(3,640)	(4,948)	(8,083)
Direct vessel expenses	(757)	(146)	(1,294)	(146)
Management fees (entirely through related parties transactions)	(14,141)	(12,239)	(27,542)	(24,244)
General and administrative expenses	(1,949)	(2,029)	(3,824)	(3,973)
Depreciation and amortization	(19,045)	(17,009)	(37,144)	(60,687)
Interest expense and finance cost, net	(7,601)	(7,085)	(16,102)	(14,114)
Interest income	46	37	99	90
Other income	0	17,875	400	47,915
Other expense	(194)	(957)	(670)	(1,088)
Net income	$ 11,355	$ 29,985	$ 22,234	$ 48,346
Earnings per unit:
Common unit (basic and diluted)	$ 0.13	$ 0.37	$ 0.25	$ 0.61